NATURE OF OPERATIONS AND GOING CONCERN (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND RECENT ACCOUNTING PRONOUNCEMENTS
Cash, cash equivalents and marketable securities	$ 17,200	$ 33,041	$ 20,194